Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Schedule of the details of its subsidiaries and VIE

		Percentage of effective
		ownership held by the
Name of subsidiary		Company
(Country of incorporation and		December 31,	December 31,	December 31,
principal place of business)	Principal activities	2023	2024	2025
Amber DWM Holding Ltd.(1)	Holding entity	100%	100%	100%
Sparrow Holdings Pte. Ltd. (Singapore) (2)	Investment holding	100%	100%	100%
Sparrow Tech Private Limited (Singapore) (3)	Develop digital asset platform to provide digital asset products/solutions	100%	100%	100%
Sparrow Digital Pte. Ltd. (Singapore)	Develop digital asset platform to provide digital asset products/solutions	100%	100%	100%
Sparrow Operations Private Limited (Singapore) (4)	Other business support services	100%	100%	100%
Sparrow Fund Management Pte.Ltd. (Singapore) (5)	Fund management activities	100%	100%	100%
Amber DWM Limited (Hong Kong) (6)	Cost centre	100%	100%	100%
Amber Premium FZE (Dubai) (7)	VATP license application	—	100%	100%
Amber Match Limited (BVI) (8)	Business support services	—	100%	100%
Amber Trading Alfa Limited (BVI) (9)	Inactive	100%	—	—
MegaVoyage Holding Limited (BVI) (10)	Investment entity	—	—	100%
BetaForce Holding Limited (BVI) (11)	Holding entity	—	—	100%
Macro Investment Holding Limited (BVI) (12)	Investment entity	—	—	100%
Macro Ventures Holding Limited (BVI) (13)	Investment entity	—	—	100%
Beta Major Investment Holding Limited (BVI) (14)	Investment entity	—	—	100%
iClick Interactive Asia Limited (Hong Kong) (Note 5.1)	Online advertising, SaaS products and services	—	—	100%
China Search (Asia) Limited (Hong Kong) (Note 5.1)	Online advertising	—	—	100%
CMRS Digital Solutions Limited (Hong Kong) (Note 5.1)	Online advertising, SaaS products and services	—	—	100%
VIE
Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”) (Note 5.1 and 5.3)	Dormant	—	—	100%

Note:

1. Amber DWM Holding Ltd was incorporated in Cayman on November 28, 2023 and become a wholly-owned subsidiary of Amber International Holding Ltd after listing.

2—5. Sparrow Holdings Pte. Ltd., Sparrow Tech Private Limited, Sparrow Digital Pte. Ltd., Sparrow Operations Private Limited, and Sparrow Fund Management Pte. Ltd. (collectively known as “Sparrow Group), these entities were incorporated in Singapore and acquired by Amber Global Limited on November 29, 2022. As part of the preparation for the business combination, Amber Global Limited transfers the entire issued and paid—up capital of Sparrow Group to Amber DWM Holding Limited, a wholly—owned subsidiary of Amber Global Limited on July 18, 2024. As a result of the transfer, Sparrow Group became a wholly—owned subsidiary of Amber DWM Holding Limited.

6. Amber DWM Limited was incorporated in Hong Kong on January 29, 2024 and is a wholly—owned subsidiary of Amber DWM Holding Limited.

7. Amber Premium FZE was incorporated in Dubai on September 24, 2024 and is a wholly—owned subsidiary of Amber DWM Holding Limited.

8. Amber Match Limited was incorporated in the British Virgin Islands on May 6, 2022 as a wholly—owned subsidiary of Amber Global Limited. As part of the preparation for the business combination, Amber Global Limited transfers the entire issued capital of Amber Match Limited to Amber DWM Holding Limited on Jan 23, 2025. As a result of the transfer, Amber Match Limited became a wholly—owned subsidiary of Amber DWM Holding Limited.

9. Amber Trading Alfa Limited was incorporated in the British Virgin Islands on April 8, 2022 as a wholly—owned subsidiary of Amber Technologies Limited, a subsidiary of Amber Global Limited. As part of the preparation for the business combination, Amber Technologies Limited transfers the entire issued and paid—up capital of Amber Trading Alfa Limited to Amber DWM Holding Limited on June 27, 2024. As a result of the transfer, Amber Trading Alfa Limited became a wholly—owned subsidiary of Amber DWM Holding Limited. However, this entity was disposed of by Amber DWM Holding Limited with no consideration on November 29, 2024. There is a gain of USD 5,003.92 from the disposal.

10. MegaVoyage Holding Limited was incorporated in the British Virgin Islands on May 14, 2025 and is a wholly—owned subsidiary of Amber DWM Holding Limited.

11. BetaForce Holding Limited was incorporated in the British Virgin Islands on May 14, 2025 and is a wholly—owned subsidiary of Amber DWM Holding Limited.

12. Macro Investment Holding Limited was incorporated in the British Virgin Islands on June 30, 2025 and is a wholly—owned subsidiary of Amber DWM Holding Limited.

13. Macro Ventures Holding Limited was incorporated in the British Virgin Islands on and is a wholly—owned subsidiary of Amber DWM Holding Limited.

14. Beta Major Investment Holding Limited was incorporated in the British Virgin Islands on and is a wholly—owned subsidiary of Amber DWM Holding Limited.